Condensed Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 1,470	$ 43,520
Accounts and notes receivable, net	26,182	12,891
Inventories	112,509	38,452
Prepaid expenses and other current assets	14,773	10,158
Total current assets	154,934	105,021
Property, plant and equipment, net	65,659	63,626
Subscriber acquisition costs, net	1,170,287	1,052,434
Deferred financing costs, net	3,407	4,420
Intangible assets, net	426,616	475,392
Goodwill	836,115	835,233
Long-term investments and other assets, net	58,953	11,536
Total assets	2,715,971	2,547,662
Current Liabilities:
Accounts payable	110,944	49,119
Accrued payroll and commissions	54,201	46,288
Accrued expenses and other current liabilities	48,439	34,265
Deferred revenue	66,705	45,722
Current portion of capital lease obligations	8,731	9,797
Total current liabilities	289,020	185,191
Notes payable, net	2,511,225	2,486,700
Revolving credit facility	100,000	0
Capital lease obligations, net of current portion	4,949	7,935
Deferred revenue, net of current portion	154,244	58,734
Other long-term obligations	58,930	47,080
Deferred income tax liabilities	7,452	7,204
Total liabilities	3,125,820	2,792,844
Commitments and contingencies (See Note 10)
Stockholders’ deficit:
Common stock, $0.01 par value, 100 shares authorized; 100 shares issued and outstanding	0	0
Additional paid-in capital	732,841	731,920
Accumulated deficit	(1,115,245)	(948,339)
Accumulated other comprehensive loss	(27,445)	(28,763)
Total stockholders’ deficit	(409,849)	(245,182)
Total liabilities and stockholders’ deficit	$ 2,715,971	$ 2,547,662